Equity - Share options, range of exercise prices (Details)	Dec. 31, 2018 USD ($) shares year	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	5,133,461	4,828,173	5,537,729
Weighted average remaining contractual life (years) | year	4.5
Weighted average exercise price of share options outstanding (usd per share)	$ 2.34	$ 2.01	$ 1.84
Number options exercisable (in shares) | shares	2,455,095
Weighted average exercise price of share options exercisable (usd per share)	$ 1.98
$0.83 - $1.19
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	208,167
Weighted average remaining contractual life (years) | year	1.2
Weighted average exercise price of share options outstanding (usd per share)	$ 0.90
Number options exercisable (in shares) | shares	208,167
Weighted average exercise price of share options exercisable (usd per share)	$ 0.90
$0.83 - $1.19 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	0.83
$0.83 - $1.19 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.19
$1.23 - $1.96
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,689,154
Weighted average remaining contractual life (years) | year	4.6
Weighted average exercise price of share options outstanding (usd per share)	$ 1.64
Number options exercisable (in shares) | shares	736,818
Weighted average exercise price of share options exercisable (usd per share)	$ 1.51
$1.23 - $1.96 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	1.23
$1.23 - $1.96 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 1.96
$2.00 - $2.74
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,994,924
Weighted average remaining contractual life (years) | year	3.9
Weighted average exercise price of share options outstanding (usd per share)	$ 2.39
Number options exercisable (in shares) | shares	1,441,920
Weighted average exercise price of share options exercisable (usd per share)	$ 2.32
$2.00 - $2.74 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	2.00
$2.00 - $2.74 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 2.74
$2.80 - $3.74
Disclosure of range of exercise prices of outstanding share options [line items]
Options outstanding (in shares) | shares	1,241,216
Weighted average remaining contractual life (years) | year	6.0
Weighted average exercise price of share options outstanding (usd per share)	$ 3.48
Number options exercisable (in shares) | shares	68,190
Weighted average exercise price of share options exercisable (usd per share)	$ 3.21
$2.80 - $3.74 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	2.80
$2.80 - $3.74 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 3.74